Taxation - Income tax provision (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Deferred income tax expense	SFr (294,056)	SFr (21,415)	SFr 0
Deferred income tax gain	131,879	39,188	131,055
Income tax gain	SFr (162,177)	SFr 17,773	SFr 131,055
Average effective tax rate (as a percent)	21.10%	21.70%	21.50%